Note 04 - Management Report - Segment Results of Operations (Detail: Text Values) - Segment Results of Operations, Text Values [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Results of Operations [Line Items]
Tax rate used in determining the fully taxable-equivalent of net interest income in respect of the majority of the US tax-exempt securities	21.00%
Effective tax rate for the Group, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity at the Group level	(2.00%)	26.00%	39.00%
Effective tax rate for the group adjusted to exclude the impact of permanent differences not attributed to the segments, reflected in the post-tax return on average tangible shareholders equity and average shareholders equity of the segments	28.00%		28.00%
Infrastructure Full-time Employees realignment	9,000